Interests in Other Entities - Schedule of Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Immuron Limited [Member]
Parent Entity:
Place of business/ country of incorporation	Australia
Ownership interest held by the group
Immuron Inc [Member]
Parent Entity:
Place of business/ country of incorporation	USA
Ownership interest held by the group	100.00%	100.00%
Anadis ESP Pty Ltd [Member]
Parent Entity:
Place of business/ country of incorporation	Australia
Ownership interest held by the group	100.00%	100.00%
Immuron Canada Ltd. [Member]
Parent Entity:
Place of business/ country of incorporation	Canada
Ownership interest held by the group	100.00%	100.00%
Ateria Health Limited [Member]
Parent Entity:
Place of business/ country of incorporation	United Kingdom
Ownership interest held by the group	23.60%	23.60%